Available-for-sale financial assets and held-to-maturity financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	₩ 42,116,937	₩ 37,662,691
Held-to-maturity financial assets	24,990,680	19,805,084
Debt securities
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	37,186,552	32,822,071
Held-to-maturity financial assets	24,990,680	19,805,084
Government
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	7,570,104	5,308,247
Held-to-maturity financial assets	15,164,133	11,514,671
Financial institutions
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	17,649,694	17,224,603
Held-to-maturity financial assets	2,708,148	2,092,476
Corporate bonds and others
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	11,966,754	10,289,221
Held-to-maturity financial assets	7,118,399	6,197,937
Equity securities
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	4,930,385	4,840,620
Held-to-maturity financial assets	0	0
Stocks
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	1,026,666	1,663,951
Held-to-maturity financial assets	0	0
Equity investments
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	749,818	625,632
Held-to-maturity financial assets	0	0
Beneficiary certificates
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	3,126,851	2,470,555
Held-to-maturity financial assets	0	0
Others
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	27,050	80,482
Held-to-maturity financial assets	₩ 0	₩ 0